SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,357,225	2,244,662	2,038,662	1,502,590
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 9.43	$ 7.72	$ 7.38	$ 10.25
Number of Restricted Shares, Granted	191,250	39,000	1,284,335	1,119,905
Weighted Average Grant Date Fair Value per Share, Granted	$ 11.5	$ 8.46	$ 11.89	$ 5.16
Number of Restricted Shares, Vested and Issued	(242,017)	(282,332)	(935,032)	(590,264)
Weighted Average Grant Date Fair Value per Share, Vested and issued	$ 9.92	$ 9.98	$ 8.04	$ 10.18
Number of Restricted Shares, Forfeited	(64,172)	(12,001)	(145,679)	(43,002)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 9.75	$ 8.60	$ 9.25	$ 9.74
Number of Restricted Shares, Unvested, Ending Balance	2,242,286	1,989,329	2,242,286	1,989,329
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 9.47	$ 7.41	$ 9.47	$ 7.41